Organization and Reorganization (Tables)	6 Months Ended
Jun. 30, 2026
Organization and Reorganization [Abstract]
Schedule of Organization and Reorganization

Following the disposal, as of June 30, 2026, the Group expanded its business through its PRC subsidiaries to include the procurement and sales of electronic equipment, diversifying its revenue streams beyond its core automotive digital marketing and technology services.

		Percentage of
	Place and year of	direct or indirect
Major Subsidiaries	incorporation	economic ownership	Principal activities
New TuanChe New York Inc. (US)	New York, USA 2024	100	Investment holding
New TuanChe Colorado Inc. (US)	Colorado, USA 2025	100	Investment holding
New TuanChe PTE. LTD. (Singapore)	Singapore 2025	100	Investment holding
New TuanChe Hong Kong Limited (HK)	Hong Kong, PRC 2024	100	Investment holding
Shenzhen Feixingjia Information Technology Co., Ltd.	Shenzhen, PRC 2024	100	Electronic equipment trading,technical support and consulting services
Beijing Feixingjia Information Technology Co.,Ltd.	Beijing, PRC 2025	100	Electronic equipment trading,technical support and consulting services
Changsha Feixingjia Information Technology Co., Ltd.	Changsha, PRC 2025	100	Technical support and consulting services
Hainan Tuanche Information Technology Co., Ltd.	Danzhou, Hainan, 2026	100	Technical support and consulting services